4. Stockholders Equity (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Common stock activity
Public Offering - Issuance - For Cash	8,985,410
Public Offering - Issuance - For Debt Repayment	7,800,005
Reg. S - New Issuance - For Cash	651,042
Series B Conversion	2,311,089
Series B Dividends	342,389
Commitment Shares / 2014 Senior Convertible Notes	321,820
2014 Senior Convertible Note	2,783,959
Option Exercised	242,439
Warrant Exercised	200,000
Board Compensation	771,740
Restricted Shares CEO 2014	2,000,000
Total	26,409,893

Schedule of assumptions used to determine fair value of stock options
	2014	2013
Expected volatility	157.70%	174.00%
Expected option life in years	9.98	10.00
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	2.55%	1.87%
Weighted average fair value per option at grant date	$0.40	$0.69

Stock option activity
	2014		2013
		Weighted Average Exercise		Weighted Average Exercise
	Shares	Price	Shares	Price
Outstanding at beginning of year	6,531,192	$0.68	6,463,206	$0.67
Options granted	754,761	$0.40	977,276	$0.50
Options exercised	(242,439)	$0.32	(580,540)	$0.31
Options expired/forfeited	(103,119)	$0.68	(328,750)	$1.15

Outstanding at end of year	6,940,395	$0.66	6,531,192	$0.66
Options vested and exercisable at year-end	5,988,119	$0.66	5,463,963	$0.58
Options available for grant at year-end	6,314,824		6,724,027
Aggregate intrinsic value – options exercised	$49,675		$236,059
Aggregate intrinsic value – options outstanding	$494,119		$625,412
Aggregate intrinsic value – options vested and exercisable	$612,946		$612,946
Options unvested, balance at beginning of year (1)	1,067,229	$1.12	1,819,087	$1.18
Options granted (1)	754,761	$0.40	977,276	$0.50
Vested (1)	(766,595)	$0.66	(1,582,034)	$0.80
Cancelled/Forfeited	(103,119)	$0.68	(147,100	$1.22
Balance, end of period (1)	952,276		1,067,229	$1.12

Company’s outstanding warrants to purchase common stock
Warrants (Underlying Shares)
Outstanding, January 1, 2014	11,258,939
Issuances	19,238,727
Canceled / Expired	(501,512)
Exercised	(200,000)
Outstanding, December 31, 2014	29,796,154

Schedule of shares reserved for warrants
Warrants (Underlying Shares)		Exercise Price	Expiration Date

3,590,522	(1)	$0.8000 per share	March 1, 2015
6,790	(2)	$1.0100 per share	September 10, 2015
439,883	(3)	$0.6800 per share	March 31, 2016
285,186	(4)	$1.0500 per share	November 20, 2016
1,858,089	(5)	$1.0800 per share	May 23, 2018
13,196,103	(5)(6)	$0.1498 per share	May 23, 2018
200,000	(7)	$0.5000 per share	April 23, 2019
561,798	(7)	$0.4500 per share	May 22, 2019
184,211	(8)	$0.3800 per share	September 10, 2019
325,521	(9)	$0.4601 per share	September 27, 2019
8,392,707	(10)	$0.2250 per share	December 2, 2019
755,344	(11)	$0.2812 per share	December 2, 2019